Since Inception [Member] Expense Example - Putnam Retirement Advantage 2030 Fund	Aug. 31, 2025 USD ($)
Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,598
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	2,321
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	2,128
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,311
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,426
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,176
Expense Example, with Redemption, 10 Years	2,187
Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,426
Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	$ 1,874